TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Trade receivables	$ 2,061	$ 2,011
Value-added tax receivables	3,217	3,839
PIS / COFINS - Brazil (a)	8,171	8,732
Judicial Deposit - Brazil (b)	281	302
Other	988	760
Total trade and other receivables	14,718	15,644
PIS / COFINS Brazil (a)	5,613	9,058
Income taxes recoverable - Brazil	2,703	2,764
Other	1	14
Non-current restricted cash and cash equivalents	$ 8,317	$ 11,836